2. LOANS: Schedule of Contractual Maturity of Loans (Details)	Dec. 31, 2019
Direct Cash Loans
Contractual Maturity as percentage of loan balances	100.00%
Direct Cash Loans | 2020
Contractual Maturity as percentage of loan balances	55.20%
Direct Cash Loans | 2021
Contractual Maturity as percentage of loan balances	28.94%
Direct Cash Loans | 2022
Contractual Maturity as percentage of loan balances	11.03%
Direct Cash Loans | 2023
Contractual Maturity as percentage of loan balances	3.80%
Direct Cash Loans | 2024
Contractual Maturity as percentage of loan balances	0.90%
Direct Cash Loans | 2025 & beyond
Contractual Maturity as percentage of loan balances	0.13%
Real Estate Loans
Contractual Maturity as percentage of loan balances	100.00%
Real Estate Loans | 2020
Contractual Maturity as percentage of loan balances	14.66%
Real Estate Loans | 2021
Contractual Maturity as percentage of loan balances	9.98%
Real Estate Loans | 2022
Contractual Maturity as percentage of loan balances	10.33%
Real Estate Loans | 2023
Contractual Maturity as percentage of loan balances	10.25%
Real Estate Loans | 2024
Contractual Maturity as percentage of loan balances	9.52%
Real Estate Loans | 2025 & beyond
Contractual Maturity as percentage of loan balances	45.26%
Sales Finance Contracts
Contractual Maturity as percentage of loan balances	100.00%
Sales Finance Contracts | 2020
Contractual Maturity as percentage of loan balances	41.98%
Sales Finance Contracts | 2021
Contractual Maturity as percentage of loan balances	27.88%
Sales Finance Contracts | 2022
Contractual Maturity as percentage of loan balances	16.86%
Sales Finance Contracts | 2023
Contractual Maturity as percentage of loan balances	9.85%
Sales Finance Contracts | 2024
Contractual Maturity as percentage of loan balances	3.33%
Sales Finance Contracts | 2025 & beyond
Contractual Maturity as percentage of loan balances	0.10%